Derivative Instruments - Additional Information (Detail) (Interest rate swaps and cross currency swaps [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Interest rate swaps and cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value liability	$ 303.8
Restricted cash	$ 46.8